Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
wOur File No.	31132-0001 / CW1152866.1

April 11, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street North East

Washington, DC 20549

Attention:	Office of Small Business

Dear Sirs:

Re: Mainland Resources Inc. Registration Statement on Form SB-2

                              On behalf of Mainland Resources Inc. (the "Company"), we transmit for filing under the Securities Act of 1933, as amended (the "Act"), the Company’s Registration Statement on Form SB-2 for the registration of 1,417,000 shares of the Company’s common stock. Manually executed signature pages have been signed prior to the time of the electronic filing and will be retained by the Company for five years.

On behalf of the Company, we confirm that as filing agent, we have a balance of $4,378.41 in our account with the Securities and Exchange Commission. This amount exceeds the actual filing fee of $6.52.

Please note that the Company requests that the Securities and Exchange Commission permit the Company's request for acceleration of the effective date of the Registration Statement be made orally or by facsimile in accordance with Rule 461(a) of Regulation C (the "Rule"). Pursuant to the Rule, please also be advised that the Company is aware of its obligations under the Act.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

If you have any questions regarding the Registration Statement, please contact the undersigned at 604.643.3118.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/ljm

Encl.

CW1152866.1